ORDINARY SHARES	6 Months Ended
Jun. 30, 2025
ORDINARY SHARES
ORDINARY SHARES

17.ORDINARY SHARES

As of December 31, 2024, there were 222,055,327 and 72,978,677 Class A and Class B ordinary shares issued, respectively, 134,586,659 and 72,978,677 Class A and Class B ordinary shares outstanding respectively.

On June 27, 2025, the Company closed the transaction to purchase mining machines that produces an aggregate hash rate of of 18 Exahash by issuance 146,670,925 ordinary shares to the sellers (Share-Settled Transactions). Besides, a total of 97,780,616 bonus shares may be issued to the sellers upon the bonus triggerring event when the market capitalization of the Company calculated based on the daily volume-weighted average trading price of the Company’s ADSs over any consecutive 30- trading days during the 30-month period after closing of the Share-Settled Transactions reaches US$1,825,000,000.

17.ORDINARY SHARES-CONTINUED

As of June 30, 2025, there were 368,726,252 and 72,978,677 Class A and Class B ordinary shares issued, 281,511,772 and 72,978,677 Class A and Class B ordinary shares outstanding respectively.